Transfers of financial assets and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2017
Securitizations
Securitizations
in	2017	2016	2015
Gains and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	37	(2)	1
Proceeds from transfer of assets	6,604	3,954	9,813
Cash received on interests that continue to be held	28	69	148
RMBS
Net gain/(loss) [1]	0	(4)	5
Proceeds from transfer of assets	14,817	9,866	20,062
Purchases of previously transferred financial assets or its underlying collateral	(2)	0	(1)
Servicing fees	3	2	3
Cash received on interests that continue to be held	368	529	457
Other asset-backed financings
Net gain [1]	31	26	24
Proceeds from transfer of assets	7,664	2,813	1,740
Fees [2]	135	137	0
Cash received on interests that continue to be held	4	2	3
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2017	2016
CHF million
CMBS
Principal amount outstanding	19,918	28,779
Total assets of SPE	31,586	40,234
RMBS
Principal amount outstanding	35,645	38,319
Total assets of SPE	36,770	39,680
Other asset-backed financings
Principal amount outstanding	20,916	19,777
Total assets of SPE	39,330	36,049
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	2017							2016							2015
			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			445				2,400			69				2,068			1,512				2,110
of which level 2			444				2,221			69				1,827			1,442				1,695
of which level 3			1				179			0				241			70				415
Weighted-average life, in years			10.0				6.0			8.4				7.2			8.2				9.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	1.0	–	22.9			–	[2]	5.0	–	33.0			–	[2]	1.1	–	30.1
Cash flow discount rate (rate per annum), in % [3]	2.4	–	9.0		2.0	–	29.5	2.4	–	4.9		1.2	–	24.4	1.7	–	7.2		1.7	–	33.7
Expected credit losses (rate per annum), in %	0.6	–	3.4		0.8	–	6.3	0.0	–	0.0		2.5	–	11.2	0.7	–	5.9		0.5	–	15.9
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	2017											2016
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			579				1,985			665				258				1,851			443
of which non-investment grade			100				508			50				70				523			32
Weighted-average life, in years			4.7				8.1			6.4				7.2				8.1			5.6
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	25.0			–				–		2.0	–	26.9			–
Impact on fair value from 10% adverse change			–				(35.0)			–				–				(28.7)			–
Impact on fair value from 20% adverse change			–				(68.1)			–				–				(55.9)			–
Cash flow discount rate (rate per annum), in % [4]	2.7	–	12.3		1.9	–	30.6	1.0	–	11.7		2.3	–	28.8		1.7	–	47.2	0.8	–	21.2
Impact on fair value from 10% adverse change			(8.8)				(49.2)			(12.4)				(6.0)				(48.1)			(8.3)
Impact on fair value from 20% adverse change			(17.0)				(95.3)			(24.5)				(11.7)				(93.5)			(16.4)
Expected credit losses (rate per annum), in %	0.6	–	6.3		0.5	–	28.2	0.7	–	10.2		0.7	–	28.0		0.9	–	44.9	0.9	–	21.2
Impact on fair value from 10% adverse change			(3.9)				(23.6)			(6.6)				(3.5)				(27.3)			(5.1)
Impact on fair value from 20% adverse change			(7.8)				(46.1)			(12.9)				(6.9)				(53.3)			(10.0)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs and CLOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2017	2016
CHF million
Other asset-backed financings
Trading assets	347	240
Other assets	48	12
Liability to SPE, included in other liabilities	(395)	(252)

Transfer of financial assets accounted for as sales
Transfer of financial assets accounted for as sales – by transaction type
	at date of derecognition		end of
	Carrying amount derecognized	Gross cash proceeds received for assets derecognized	Fair value of transferred assets	Gross derivative assets recorded	[1]	Gross derivative liabilities recorded	[1]
2016 (CHF million)
Sales with longevity swaps	277	340	374	556		–
Total transactions outstanding	277	340	374	556	[2]	–
1 Balances presented on a gross basis, before application of counterparty and cash collateral netting.
2 As of December 31, 2016, gross derivative assets of CHF 556 million were included in other products, as disclosed in Note 31 – Derivatives and hedging activities.

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2017	2016
CHF billion
Government debt securities	31.4	29.4
Corporate debt securities	15.1	13.9
Asset-backed securities	5.0	10.3
Equity securities	0.0	1.1
Other	0.6	0.3
Securities sold under repurchase agreements	52.1	55.0
Government debt securities	2.7	2.5
Corporate debt securities	0.4	0.5
Equity securities	4.8	6.0
Other	0.3	0.4
Securities lending transactions	8.2	9.4
Government debt securities	1.8	0.7
Corporate debt securities	0.6	0.4
Equity securities	35.6	31.5
Other	0.1	0.0
Obligation to return securities received as collateral, at fair value	38.1	32.6
Total	98.4	97.0
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31–90 days	More than 90 days	Total
2017 (CHF billion)
Securities sold under repurchase agreements	7.2		32.5		5.2	7.2	52.1
Securities lending transactions	5.7		2.2		0.0	0.3	8.2
Obligation to return securities received as collateral, at fair value	37.9		0.0		0.0	0.2	38.1
Total	50.8		34.7		5.2	7.7	98.4
2016 (CHF billion)
Securities sold under repurchase agreements	6.8		31.9		8.4	7.9	55.0
Securities lending transactions	6.7		2.4		0.0	0.3	9.4
Obligation to return securities received as collateral, at fair value	32.2		0.4		0.0	0.0	32.6
Total	45.7		34.7		8.4	8.2	97.0
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2017 (CHF million)
Cash and due from banks	22	0	96	32	70	12	232
Trading assets	17	0	10	179	1,122	20	1,348
Investment securities	0	0	381	0	0	0	381
Other investments	0	0	0	350	1,197	286	1,833
Net loans	0	0	0	3	21	243	267
Premises and equipment	0	0	0	0	151	0	151
Other assets	83	4	1,070	21	32	1,188	2,398
of which loans held-for-sale	83	0	152	0	3	0	238
Total assets of consolidated VIEs	122	4	1,557	585	2,593	1,749	6,610
Trading liabilities	0	0	0	0	3	0	3
Long-term debt	51	0	752	0	26	34	863
Other liabilities	0	0	1	26	111	66	204
Total liabilities of consolidated VIEs	51	0	753	26	140	100	1,070
2016 (CHF million)
Cash and due from banks	43	1	41	52	50	182	369
Trading assets	0	0	0	478	933	1,333	2,744
Investment securities	0	0	511	0	0	0	511
Other investments	0	0	0	228	1,446	332	2,006
Net loans	0	0	0	0	30	254	284
Premises and equipment	0	0	0	0	199	0	199
Other assets	0	1	1,483	48	51	1,034	2,617
of which loans held-for-sale	0	0	415	0	7	0	422
Total assets of consolidated VIEs	43	2	2,035	806	2,709	3,135	8,730
Trading liabilities	0	0	0	0	18	0	18
Short-term borrowings	0	0	0	1	0	0	1
Long-term debt	54	0	1,639	7	57	2	1,759
Other liabilities	0	0	1	15	124	104	244
Total liabilities of consolidated VIEs	54	0	1,640	23	199	106	2,022

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans		Other	Total
2017 (CHF million)
Trading assets	746	4,573	1,014	224		2,388	8,945
Net loans	620	1,563	2,438	4,591		328	9,540
Other assets	9	11	67	1		437	525
Total variable interest assets	1,375	6,147	3,519	4,816		3,153	19,010
Maximum exposure to loss	1,375	7,617	3,526	7,061		4,079	23,658
Total assets of non-consolidated VIEs	15,874	64,839	66,703	16,270		35,198	198,884
2016 (CHF million)
Trading assets	440	3,881	1,526	528		191	6,566
Net loans	4	105	2,007	6,588	[1]	608	9,312
Other assets	5	14	20	4		520	563
Total variable interest assets	449	4,000	3,553	7,120	[1]	1,319	16,441
Maximum exposure to loss	449	7,171	3,553	11,169	[1]	1,821	24,163
Total assets of non-consolidated VIEs	9,774	65,820	68,546	34,216	[1]	37,087	215,443
1 Prior period has been corrected.

Bank
Securitizations
Securitizations
in	2017	2016	2015
Gains and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	37	(2)	1
Proceeds from transfer of assets	6,604	3,954	9,813
Cash received on interests that continue to be held	28	69	148
RMBS
Net gain/(loss) [1]	0	(4)	5
Proceeds from transfer of assets	14,817	9,866	20,062
Purchases of previously transferred financial assets or its underlying collateral	(2)	0	(1)
Servicing fees	3	2	3
Cash received on interests that continue to be held	368	529	457
Other asset-backed financings
Net gain [1]	31	26	24
Proceeds from transfer of assets	7,664	2,813	1,740
Fees [2]	135	137	0
Cash received on interests that continue to be held	4	2	3
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2017	2016
CHF million
CMBS
Principal amount outstanding	19,918	28,779
Total assets of SPE	31,586	40,234
RMBS
Principal amount outstanding	35,645	38,319
Total assets of SPE	36,770	39,680
Other asset-backed financings
Principal amount outstanding	20,916	19,777
Total assets of SPE	39,330	36,049
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	2017							2016							2015
			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			445				2,400			69				2,068			1,512				2,110
of which level 2			444				2,221			69				1,827			1,442				1,695
of which level 3			1				179			0				241			70				415
Weighted-average life, in years			10.0				6.0			8.4				7.2			8.2				9.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	1.0	–	22.9			–	[2]	5.0	–	33.0			–	[2]	1.1	–	30.1
Cash flow discount rate (rate per annum), in % [3]	2.4	–	9.0		2.0	–	29.5	2.4	–	4.9		1.2	–	24.4	1.7	–	7.2		1.7	–	33.7
Expected credit losses (rate per annum), in %	0.6	–	3.4		0.8	–	6.3	0.0	–	0.0		2.5	–	11.2	0.7	–	5.9		0.5	–	15.9
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	2017											2016
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			579				1,985			665				258				1,851			443
of which non-investment grade			100				508			50				70				523			32
Weighted-average life, in years			4.7				8.1			6.4				7.2				8.1			5.6
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	25.0			–				–		2.0	–	26.9			–
Impact on fair value from 10% adverse change			–				(35.0)			–				–				(28.7)			–
Impact on fair value from 20% adverse change			–				(68.1)			–				–				(55.9)			–
Cash flow discount rate (rate per annum), in % [4]	2.7	–	12.3		1.9	–	30.6	1.0	–	11.7		2.3	–	28.8		1.7	–	47.2	0.8	–	21.2
Impact on fair value from 10% adverse change			(8.8)				(49.2)			(12.4)				(6.0)				(48.1)			(8.3)
Impact on fair value from 20% adverse change			(17.0)				(95.3)			(24.5)				(11.7)				(93.5)			(16.4)
Expected credit losses (rate per annum), in %	0.6	–	6.3		0.5	–	28.2	0.7	–	10.2		0.7	–	28.0		0.9	–	44.9	0.9	–	21.2
Impact on fair value from 10% adverse change			(3.9)				(23.6)			(6.6)				(3.5)				(27.3)			(5.1)
Impact on fair value from 20% adverse change			(7.8)				(46.1)			(12.9)				(6.9)				(53.3)			(10.0)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2017	2016
CHF million
Other asset-backed financings
Trading assets	347	240
Other assets	48	12
Liability to SPE, included in other liabilities	(395)	(252)

Transfer of financial assets accounted for as sales
Transfer of financial assets accounted for as sales – by transaction type
	at date of derecognition		end of
	Carrying amount derecognized	Gross cash proceeds received for assets derecognized	Fair value of transferred assets	Gross derivative assets recorded	[1]	Gross derivative liabilities recorded	[1]
2016 (CHF million)
Sales with longevity swaps	277	340	374	556		–
Total transactions outstanding	277	340	374	556	[2]	–
1 Balances presented on a gross basis, before application of counterparty and cash collateral netting.
2 As of December 31, 2016, gross derivative assets of CHF 556 million were included in other products, as disclosed in Note 30 – Derivatives and hedging activities.

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2017	2016
CHF billion
Government debt securities	31.4	29.7
Corporate debt securities	15.1	13.9
Asset-backed securities	5.0	10.3
Equity securities	0.0	1.1
Other	0.6	0.3
Securities sold under repurchase agreements	52.1	55.3
Government debt securities	2.7	2.5
Corporate debt securities	0.4	0.5
Equity securities	4.8	6.0
Other	0.3	0.4
Securities lending transactions	8.2	9.4
Government debt securities	1.8	0.7
Corporate debt securities	0.6	0.4
Equity securities	35.6	31.5
Other	0.1	0.0
Obligation to return securities received as collateral, at fair value	38.1	32.6
Total	98.4	97.3
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
2017 (CHF billion)
Securities sold under repurchase agreements	7.2		32.5		5.2	7.2	52.1
Securities lending transactions	5.7		2.2		0.0	0.3	8.2
Obligation to return securities received as collateral, at fair value	37.9		0.0		0.0	0.2	38.1
Total	50.8		34.7		5.2	7.7	98.4
2016 (CHF billion)
Securities sold under repurchase agreements	6.8		32.2		8.4	7.9	55.3
Securities lending transactions	6.7		2.4		0.0	0.3	9.4
Obligation to return securities received as collateral, at fair value	32.2		0.4		0.0	0.0	32.6
Total	45.7		35.0		8.4	8.2	97.3
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2017 (CHF million)
Cash and due from banks	22	0	96	32	70	12	232
Trading assets	17	0	10	179	1,122	20	1,348
Investment securities	0	0	381	0	0	0	381
Other investments	0	0	0	350	1,197	286	1,833
Net loans	0	0	0	3	21	243	267
Premises and equipment	0	0	0	0	128	0	128
Other assets	83	4	1,070	21	31	1,187	2,396
of which loans held-for-sale	83	0	152	0	3	0	238
Total assets of consolidated VIEs	122	4	1,557	585	2,569	1,748	6,585
Trading liabilities	0	0	0	0	3	0	3
Long-term debt	51	0	752	0	26	34	863
Other liabilities	0	0	1	26	111	66	204
Total liabilities of consolidated VIEs	51	0	753	26	140	100	1,070
2016 (CHF million)
Cash and due from banks	43	1	41	52	50	182	369
Trading assets	0	0	0	478	933	1,333	2,744
Investment securities	0	0	511	0	0	0	511
Other investments	0	0	0	228	1,446	332	2,006
Net loans	0	0	0	0	30	254	284
Premises and equipment	0	0	0	0	173	0	173
Other assets	0	1	1,483	48	50	1,034	2,616
of which loans held-for-sale	0	0	415	0	7	0	422
Total assets of consolidated VIEs	43	2	2,035	806	2,682	3,135	8,703
Trading liabilities	0	0	0	0	18	0	18
Short-term borrowings	0	0	0	1	0	0	1
Long-term debt	54	0	1,639	7	57	2	1,759
Other liabilities	0	0	1	15	124	103	243
Total liabilities of consolidated VIEs	54	0	1,640	23	199	105	2,021

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans		Other	Total
2017 (CHF million)
Trading assets	746	4,573	1,014	224		2,388	8,945
Net loans	620	1,563	2,438	4,591		328	9,540
Other assets	9	11	55	1		437	513
Total variable interest assets	1,375	6,147	3,507	4,816		3,153	18,998
Maximum exposure to loss	1,375	7,617	3,514	7,061		4,079	23,646
Total assets of non-consolidated VIEs	15,874	64,839	63,504	16,270		6,265	166,752
2016 (CHF million)
Trading assets	440	3,881	1,526	528		191	6,566
Net loans	4	105	2,007	6,588	[1]	608	9,312
Other assets	5	14	4	4		520	547
Total variable interest assets	449	4,000	3,537	7,120	[1]	1,319	16,425
Maximum exposure to loss	449	7,171	3,537	11,169	[1]	1,821	24,147
Total assets of non-consolidated VIEs	9,774	65,820	65,057	34,216	[1]	6,756	181,623
1 Prior period has been corrected.